Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2025
Receivables [Abstract]
Schedule of Accounts Receivable

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
	(In millions)
Accounts receivable	13,621	17,973	2,570
Allowance for credit losses	(3,517)	(5,001)	(715)

	10,104	12,972	1,855

Movements in Allowance for Credit Losses
The movements in the allowance for credit losses were as follows:

	2023	2024	2025	2025
	RMB	RMB	RMB	US$
	(In millions)
Balance as of January 1	2,554	3,176	3,517	503
Amounts charged to expenses	669	404	1,713	245
Amounts written off	(47)	(63)	(229)	(33)

Balance as of December 31	3,176	3,517	5,001	715